Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
April 30, 2025
AFHC-NPRT3-0625
1.800327.121
Common Stocks - 97.4%
	Shares	Value ($)
BELGIUM - 2.0%
Health Care - 2.0%
Pharmaceuticals - 2.0%
UCB SA	390,000	71,197,923
CANADA - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Xenon Pharmaceuticals Inc (b)	760,000	29,032,000
CHINA - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Beigene Ltd ADR (b)	75,000	19,485,750
DENMARK - 2.1%
Health Care - 2.1%
Biotechnology - 2.1%
Ascendis Pharma A/S ADR (b)	428,000	72,948,320
Zealand Pharma A/S (b)	9,100	637,511

TOTAL DENMARK		73,585,831
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	208,000	21,663,200
NETHERLANDS - 4.0%
Health Care - 4.0%
Biotechnology - 3.7%
Argenx SE ADR (b)	157,500	101,609,550
Merus NV (b)	700,000	31,857,000
		133,466,550
Pharmaceuticals - 0.3%
Pharvaris NV (b)(c)	482,489	8,916,397
TOTAL NETHERLANDS		142,382,947
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)(c)	323,852	9,747,945
UNITED STATES - 87.1%
Health Care - 87.1%
Biotechnology - 19.8%
AbbVie Inc	100,000	19,510,000
Acumen Pharmaceuticals Inc (b)	700,000	790,999
Aerovate Therapeutics Inc (e)	202,436	1,923,142
Akero Therapeutics Inc (b)	160,000	7,297,600
Alnylam Pharmaceuticals Inc (b)	370,000	97,398,800
Annexon Inc (b)	750,000	1,395,000
Apogee Therapeutics Inc (b)	33,300	1,307,025
Arcellx Inc (b)	350,000	22,732,500
Avidity Biosciences Inc (b)	300,000	9,795,000
Bicara Therapeutics Inc (c)	475,000	6,825,750
Cargo Therapeutics Inc (b)(c)	800,000	3,656,000
Caris Life Sciences Inc (b)(d)(e)	1,098,028	1,174,890
Cartesian Therapeutics Inc (b)	230,254	2,763,048
CG oncology Inc (b)(c)	300,000	8,082,000
Cogent Biosciences Inc (b)	1,280,000	6,668,800
Crinetics Pharmaceuticals Inc (b)	740,000	24,708,600
Cytokinetics Inc (b)	470,000	20,134,800
Day One Biopharmaceuticals Inc (b)(c)	600,000	4,668,000
Disc Medicine Inc (b)	200,000	9,884,000
Exact Sciences Corp (b)	1,826,625	83,367,165
Gilead Sciences Inc	720,000	76,708,800
Janux Therapeutics Inc (b)	458,104	15,209,053
Legend Biotech Corp ADR (b)	1,840,000	64,308,000
Metsera Inc (c)	191,690	4,621,646
MoonLake Immunotherapeutics Class A (b)	450,000	18,936,000
Nurix Therapeutics Inc (b)	950,000	10,953,500
Nuvalent Inc Class A (b)(c)	425,300	32,641,775
Oruka Therapeutics Inc (c)	629,689	6,573,953
Perspective Therapeutics Inc (b)	350,000	857,500
Revolution Medicines Inc (b)	228,000	9,206,640
Rezolute Inc (b)	1,600,000	6,016,000
Rhythm Pharmaceuticals Inc (b)	60,000	3,911,400
Scholar Rock Holding Corp (b)	57,735	1,900,059
Soleno Therapeutics Inc (b)	228,000	17,068,080
Spyre Therapeutics Inc (b)(c)	375,600	5,720,388
Stoke Therapeutics Inc (b)	600,000	5,856,000
Summit Therapeutics Inc (b)(c)	350,000	8,442,000
Upstream Bio Inc	521,977	4,833,507
Vaxcyte Inc (b)	540,000	19,353,600
Veracyte Inc (b)	860,000	26,230,000
Viking Therapeutics Inc (b)(c)	405,700	11,712,559
Viridian Therapeutics Inc (b)	1,524,825	20,661,379
		705,804,958
Health Care Equipment & Supplies - 27.2%
Boston Scientific Corp (b)	2,690,000	276,720,300
Glaukos Corp (b)	485,000	45,711,250
Inspire Medical Systems Inc (b)	305,000	48,305,900
Insulet Corp (b)	445,000	112,269,050
Intuitive Surgical Inc (b)	62,500	32,237,500
Kestra Medical Technologies Ltd	250,000	6,015,000
Masimo Corp (b)	800,900	128,912,864
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	9,982	123,378
Outset Medical Inc (b)	799,083	8,502,243
Penumbra Inc (b)	625,000	183,025,000
PROCEPT BioRobotics Corp (b)(c)	430,000	23,211,400
Stryker Corp	280,000	104,697,600
		969,731,485
Health Care Providers & Services - 24.0%
agilon health Inc (b)	4,015,900	17,107,734
Alignment Healthcare Inc (b)	1,040,000	18,428,800
Astrana Health Inc (b)	428,000	13,340,760
BrightSpring Health Services Inc (b)	1,900,000	33,307,000
Centene Corp (b)	620,000	37,107,000
Cigna Group/The	290,000	98,611,600
CVS Health Corp	1,560,000	104,067,600
LifeStance Health Group Inc (b)	3,180,000	20,892,600
Molina Healthcare Inc (b)	240,000	78,482,400
Privia Health Group Inc (b)	2,080,000	48,838,400
Surgery Partners Inc (b)	1,000,000	21,950,000
UnitedHealth Group Inc	880,000	362,067,200
		854,201,094
Health Care Technology - 2.4%
Phreesia Inc (b)	790,100	19,720,896
Veeva Systems Inc Class A (b)	280,000	65,433,200
		85,154,096
Life Sciences Tools & Services - 5.8%
Bruker Corp	100,000	4,006,000
Danaher Corp	898,492	179,096,410
Thermo Fisher Scientific Inc	56,000	24,024,000
		207,126,410
Pharmaceuticals - 7.9%
Contineum Therapeutics Inc Class A (b)	280,000	1,150,800
Eli Lilly & Co	245,000	220,242,750
Enliven Therapeutics Inc (b)	400,000	7,576,000
Rapport Therapeutics Inc (b)(c)	159,600	1,827,420
Royalty Pharma PLC Class A	1,140,000	37,414,800
Structure Therapeutics Inc ADR (b)	435,000	11,745,000
		279,956,770
TOTAL UNITED STATES		3,101,974,813
TOTAL COMMON STOCKS (Cost $2,253,272,374)		3,469,070,409

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc 0% (d)(e)(f)	1,933,200	2,074,324
Health Care - 0.1%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e)	1,433,586	1,478,457
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/2027 (d)(e)	2,082,600	2,467,256
TOTAL HEALTH CARE		3,945,713

TOTAL UNITED STATES		6,020,037
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,449,385)		6,020,037

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	205,024	1,644,292
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (d)(e)	7,391,153	5,691,188
UNITED STATES - 1.8%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(d)(e)	542,142	2,954,674
Saluda Medical Inc Series E-1 (d)(e)	239,441	1,970,599
		4,925,273
Health Care - 1.6%
Biotechnology - 1.0%
Asimov Inc Series B (b)(d)(e)	67,547	1,744,064
Caris Life Sciences Inc Series D (b)(d)(e)	2,082,481	11,453,646
Cleerly Inc Series C (b)(d)(e)	882,089	10,046,994
Element Biosciences Inc Series C (b)(d)(e)	376,690	3,277,203
Element Biosciences Inc Series D (d)(e)	246,623	1,541,394
Element Biosciences Inc Series D1 (d)(e)	246,623	1,541,394
ElevateBio LLC Series C (b)(d)(e)	163,300	375,589
Endeavor BioMedicines Inc Series C (b)(d)(e)	863,746	4,223,718
		34,204,002
Health Care Equipment & Supplies - 0.2%
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	199,633	6,711,661
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(e)(g)	327,591	1,241,570
Health Care Technology - 0.4%
Aledade Inc Series B1 (b)(d)(e)	130,618	4,269,902
Aledade Inc Series E1 (b)(d)(e)	46,526	1,520,935
Candid Therapeutics Series B (d)(e)	1,956,465	1,936,900
Omada Health Inc Series E (b)(d)(e)	1,456,953	6,294,037
Wugen Inc Series B (b)(d)(e)	300,054	387,070
		14,408,844
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	2,552,870	791,390
TOTAL HEALTH CARE		57,357,467

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (d)(e)	695,694	2,114,910
TOTAL UNITED STATES		64,397,650
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $115,921,249)		71,733,130

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Kardium Inc/CA 10% 12/31/2026 (d)(e)	8,214,759	9,866,017
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
HeartFlow Inc 0% (d)(e)(f)	5,650,200	5,762,074
TOTAL PREFERRED SECURITIES (Cost $13,864,959)		15,628,091

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (h)(i) (Cost $57,857,493)	4.33	57,851,707	57,857,493

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $2,446,365,460)	3,620,309,160
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(57,363,627)
NET ASSETS - 100.0%	3,562,945,533

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,602,668 or 2.7% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	1,905,597

Aledade Inc Series B1	5/07/21	5,001,455

Aledade Inc Series E1	5/20/22	2,317,665

Asimov Inc Series B	10/29/21	6,260,303

Candid Therapeutics Series B	8/27/24	2,347,758

Caris Life Sciences Inc	10/06/22	6,148,957

Caris Life Sciences Inc Series D	5/11/21	16,868,096

Cleerly Inc Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co Ltd Series C	12/01/20	2,911,986

Element Biosciences Inc Series C	6/21/21	7,743,503

Element Biosciences Inc Series D	6/28/24	1,934,338

Element Biosciences Inc Series D1	6/28/24	1,934,338

ElevateBio LLC Series C	3/09/21	685,044

Endeavor BioMedicines Inc Series C	4/22/24	5,635,597

Galvanize Therapeutics 6% 2/28/2027	2/28/24	2,082,600

Galvanize Therapeutics Series B	3/29/22	4,419,746

HeartFlow Inc 0%	3/26/25	5,650,200

InSightec Ltd Series G	6/17/24	6,561,866

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 3/31/25	8,214,759

Manus Bio Inc Series One-6	3/30/21	7,297,324

Medical Microinstruments Inc/Italy Series C	2/16/24	6,654,507

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	8,734,725

Saluda Medical Inc 0%	1/03/25	1,933,200

Saluda Medical Inc Series E	4/06/23	4,377,146

Saluda Medical Inc Series E-1	4/06/23	1,933,199

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	9,584,229

Wugen Inc 10% 6/14/2025	6/14/24	1,433,586

Wugen Inc Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,058,921	533,674,586	542,733,507	560,247	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	204,662,086	349,199,692	496,004,285	699,386	-	-	57,857,493	57,851,707	0.2%
Total	213,721,007	882,874,278	1,038,737,792	1,259,633	-	-	57,857,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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